Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based compensation activity by award
Summary of the Company's share-based compensation cost

	For the year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Cost of revenues	9,021	37,342	57,318
Selling and marketing expenses	2,323	8,123	11,357
General and administrative expenses	9,861	31,580	17,897
Research and development expenses	10,180	25,361	35,460
	31,385	102,406	122,032

Schedule of assumptions used in estimation of fair value of each stock option using the Black-Scholes option pricing method

	For the year ended December 31,
	2009	2010	2011

Risk free interest rate	1.28%	*	*
Expected life (in years)	2.74	*	*
Expected dividend yield	0%	*	*
Volatility	0.49	*	*
Weighted average fair value of the underlying shares on the date of option grants (US$)	1.659	*	*
Weighted average grant-date fair value of options (US$)	0.545	*	*
Weighted average grant-date fair value of restricted share units (US$)	*	30.76	49.81

*  Not applicable as the Company did not grant any stock options in 2010 and 2011.

Schedule of total intrinsic value of options excerised and the total fair value of restricted share units vested during the period

	Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2009	36.3	239.6
2010	18.2	120.2
2011	17.2	111.2

RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2009	Not applicable	Not applicable
2010	Note (a) below	Note (a) below
2011	11.0	71.2

Schedule of weighted average remaining contractual life and exercise price

		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
	Number	Contractual	Exercise	Number	Contractual	Exercise
Exercise Price	Outstanding	Life	Price	Exercisable	Life	Price
	(in thousands)	Years	US$	(in thousands)	Years	US$
Stock Options
US$0.728	4,579	0.20	0.728	4,579	0.20	0.728
US$1.659	875	2.87	1.659	438	2.87	1.659
	5,454	0.63	0.880	5,017	0.43	0.810
Restricted Share Units
Performance-based settled in stock	844	3.17	n/a	—	—	n/a
Time-based-settled in stock/cash	17,622	3.55	n/a	—	—	n/a
Time-based-settled in stock	18,209	3.61	n/a	—	—	n/a
	36,675	3.57	n/a	—	—	n/a

Tabular disclosure of number of shares available for future grant under the Company's restricted share unit plan.

Total number of shares reserved under the RSU Plan as of January 1, 2011	296,512
No. of restricted shares authorized during 2011	(21,743)
No. of restricted shares cancelled during 2011	6,216
Total number of shares available for future grant as of December 31, 2011	280,985

Stock Options
Share-based compensation activity by award
Summary of the Company's stock options award and restricted share units activities

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2009	69,149	18,970	1,250	89,369	0.592
Granted during the year	—	—	875	875	1.659
Exercised during the year	(28,530)	(6,450)	(8,438)	(43,418)	0.489
Expired/forfeited during the year	(2,010)	—	—	(2,010)	0.720
Reclassification due to position change	—	(8,125)	8,125	—	—
Outstanding at December 31, 2009	38,609	4,395	1,812	44,816	0.706

Outstanding at January 1, 2010	38,609	4,395	1,812	44,816	0.706
Exercised during the year	(17,946)	(2,520)	—	(20,466)	0.641
Expired/forfeited during the year	(3,294)	—	—	(3,294)	0.728
Outstanding at December 31, 2010	17,369	1,875	1,812	21,056	0.767

Outstanding at January 1, 2011	17,369	1,875	1,812	21,056	0.767
Exercised during the year	(13,664)	(1,875)	—	(15,539)	0.728
Expired/forfeited during the year	(63)	—	—	(63)	0.728
Reclassification due to position change	875	—	(875)	—	—
Outstanding at December 31, 2011	4,517	—	937	5,454	0.877

Restricted Stock Units (RSU)
Share-based compensation activity by award
Summary of the Company's stock options award and restricted share units activities

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:

Granted during 2010	9,138	—	720	9,858
Forfeited during 2010	(758)	—	—	(758)
Outstanding at December 31, 2010	8,380	—	720	9,100

Outstanding at January 1, 2011	8,380	—	720	9,100
Granted during 2011	12,854	4,368	580	17,802
Exercised during 2011	(5,024)	(290)	(720)	(6,034)
Forfeited during 2011	(3,838)	(2,378)	—	(6,216)
Outstanding at December 31, 2011	12,372	1,700	580	14,652